SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Upto30 days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,279,587	$ 1,632,602